Other Non-current Assets - Schedule of Other Non-Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Other Assets, Noncurrent [Abstract]
Operating lease right-of-use assets	¥ 62,168	$ 8,890	¥ 98,921
Others	28,444	4,067	29,153
Other non-current assets	¥ 90,612	$ 12,957	¥ 128,074